Tax (Tables)	12 Months Ended
Dec. 31, 2018
Tax
Tax charge
	2018	2017	2016
	£m	£m	£m
Current tax charge/(credit)
Current year	900	768	896
Adjustments in respect of prior years	(214)	55	(361)
	686	823	535
Deferred tax charge/(credit)
Current year	442	1,507	393
Adjustments in respect of prior years	(6)	(90)	65
	436	1,417	458
Tax charge	1,122	2,240	993

Reconciliation between the actual tax charge and the corporate tax rate

The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Group’s profit before tax.

	2018	2018	2017	2017	2016	2016
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	3,494		3,541		3,230
Tax charge based on the standard UK corporation tax rate of 19% (2017: 19.25%; 2016: 20%)	664	19.0%	682	19.3%	646	20.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.9% (2017: 29.4%; 2016: 32.8%))	100	2.9%	356	10.1%	415	12.8%

Recurring items:
Non-creditable taxes including withholding taxes	156	4.5%	191	5.4%	277	8.6%
Non-deductible expenses	81	2.3%	90	2.5%	114	3.5%
Impact of UK bank levy being non-deductible	51	1.5%	70	2.0%	82	2.5%
Tax adjustments in respect of share-based payments	17	0.5%	5	0.1%	34	1.1%
Non-taxable gains and income	(245)	(7.0%)	(178)	(5.0%)	(199)	(6.2%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(104)	(3.0%)	(71)	(2.0%)	(178)	(5.5%)
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	16	0.5%	(61)	(1.7%)	(128)	(4.0%)
Adjustments in respect of prior years	(220)	(6.3%)	(35)	(1.0%)	(296)	(9.2%)
Banking surcharge and other items	167	4.8%	128	3.6%	88	2.7%

Non-recurring items:
Remeasurement of US deferred tax assets due to US tax rate reduction	-	-	1,177	33.2%	-	-
Impact of the UK branch exemption election on US branch deferred tax assets	-	-	(276)	(7.8%)	-	-
Non-deductible provisions for UK customer redress	93	2.7%	129	3.6%	203	6.3%
Non-deductible provisions for investigations and litigation	346	9.9%	72	2.0%	48	1.5%
Non-taxable gains and income on divestments	-	-	(39)	(1.1%)	(180)	(5.6%)
Non-deductible impairments and losses on divestments	-	-	-	-	67	2.1%
Total tax charge	1,122	32.1%	2,240	63.3%	993	30.7%

Current tax assets and liabilities

Movements on current tax assets and liabilities were as follows:

	2018	2017
	£m	£m
Assets	482	561
Liabilities	(586)	(737)
As at 1 January	(104)	(176)
Income statement from continuing operations	(686)	(823)
Other comprehensive income	321	93
Corporate income tax paid	548	708
Other movements	91	94
	170	(104)
Assets	798	482
Liabilities	(628)	(586)
As at 31 December	170	(104)

Deferred tax assets and liabilities

The deferred tax amounts on the balance sheet were as follows:

	2018	2017
	£m	£m
Intermediate Holding Company ('IHC Tax Group')	1,454	1,413
US Branch Tax Group	1,087	1,234
UK Tax Group	861	492
Other	426	318
Deferred tax asset	3,828	3,457
Deferred tax liability	(51)	(44)
Net deferred tax	3,777	3,413

Movements on deferred tax assets and liabilities during the year before offsetting

The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed assettimingdifferences	Fair value through other comprehensive income	Cash flowhedges	Retirementbenefitobligations	Loanimpairmentallowance	Otherprovisions	Tax lossescarriedforward	Share-basedpayments and deferred compensation	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets[a]	1,266	200	1	52	735	157	596	384	1,362	4,753
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 1 January 2018[a]	1,238	39	(75)	(166)	735	157	596	384	1,132	4,040
Income statement	(14)	(8)	7	(120)	(84)	(62)	(103)	(26)	(26)	(436)
Other comprehensive income	-	108	96	(98)	(48)	8	1	(13)	(7)	47
Other movements	52	6	1	(5)	(2)	9	35	14	16	126
	1,276	145	29	(389)	601	112	529	359	1,115	3,777
Assets	1,292	180	39	46	601	112	529	359	1,377	4,535
Liabilities	(16)	(35)	(10)	(435)	-	-	-	-	(262)	(758)
At 31 December 2018	1,276	145	29	(389)	601	112	529	359	1,115	3,777

Assets	1,801	183	-	91	151	251	503	732	2,013	5,725
Liabilities	(92)	(141)	(333)	-	-	-	-	-	(319)	(885)
At 1 January 2017	1,709	42	(333)	91	151	251	503	732	1,694	4,840
Income statement	(353)	-	-	(322)	(38)	(69)	131	(307)	(459)	(1,417)
Other comprehensive income	-	(3)	262	49	-	-	-	(22)	22	308
Other movements	(118)	-	(4)	16	(5)	(25)	(38)	(19)	(125)	(318)
	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413
Assets	1,266	200	1	52	108	157	596	384	1,362	4,126
Liabilities	(28)	(161)	(76)	(218)	-	-	-	-	(230)	(713)
At 31 December 2017	1,238	39	(75)	(166)	108	157	596	384	1,132	3,413